Derivative financial instruments - Summary of Outstanding Hedges (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 03, 2021
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Current derivative financial assets	€ 22,454	€ 1,786
Current derivative financial liabilities	2,362	14,138
Derivatives [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	801,110	983,794
Derivatives [member] | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	801,110	983,794
Forward contracts | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	481,110	550,734
Deal-Contingent Option | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount			€ 130,000
Deal-Contingent Option | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	0	109,244
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	320,000	323,816
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	22,454	1,786
Current derivative financial assets	22,454	1,786
Negative fair value held for hedging	(2,362)	(14,138)
Current derivative financial liabilities	(2,362)	(14,138)
At fair value | Forward contracts | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	13,075	1,786
Negative fair value held for hedging	(2,362)	(11,726)
At fair value | Deal-Contingent Option | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	0	0
Negative fair value held for hedging	0	0
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	9,379	0
Negative fair value held for hedging	€ 0	€ (2,412)